Other net losses Other Losses (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Acquisition and transition-related costs		$ 14,104	$ 11,609
Tax reform		11,728	0
Management succession and executive retirement expense		12,639	0
Other		22,840	15,085
Other losses		61,311	$ 26,694
Period for refund of taxes collected at the higher rate	5 years
Abandonment loss		$ 5,876